Average Annual Total Returns	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index One Year	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A One Year	Prospectus #1 Parametric Emerging Markets Fund Class A Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class C One Year	Prospectus #1 Parametric Emerging Markets Fund Class C Five Years	Prospectus #1 Parametric Emerging Markets Fund Class C Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class I One Year	Prospectus #1 Parametric Emerging Markets Fund Class I Five Years	Prospectus #1 Parametric Emerging Markets Fund Class I Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 One Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 Five Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Ten Years	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Parametric International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Parametric International Equity Fund Class A One Year	Prospectus #1 Parametric International Equity Fund Class A Five Years	Prospectus #1 Parametric International Equity Fund Class A Ten Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric International Equity Fund Class I One Year	Prospectus #1 Parametric International Equity Fund Class I Five Years	Prospectus #1 Parametric International Equity Fund Class I Ten Years	Prospectus #1 Parametric International Equity Fund Class R One Year	Prospectus #1 Parametric International Equity Fund Class R Five Years	Prospectus #1 Parametric International Equity Fund Class R Ten Years	Prospectus #1 Parametric International Equity Fund Class R Inception Date	Prospectus #1 Parametric International Equity Fund Class R6 One Year	Prospectus #1 Parametric International Equity Fund Class R6 Five Years	Prospectus #1 Parametric International Equity Fund Class R6 Ten Years	Prospectus #1 Parametric International Equity Fund Class R6 Inception Date	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index One Year		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index Five Years		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Blended Index Life of Fund		Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I Inception Date	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Life of Fund	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Life of Fund
Total	7.50%	1.70%	3.63%	(0.15%)	0.73%	1.74%	(1.05%)	0.33%	1.45%	0.20%	0.73%	1.55%	3.53%	1.05%	1.67%	5.62%	2.05%	2.54%	5.72%	2.15%	2.61%	3.82%	4.72%	5.19%	(3.91%)	2.10%	4.43%	(5.34%)	1.43%	3.89%	(1.91%)	1.75%	3.62%	1.74%	3.49%	5.26%	1.19%	2.96%	4.75%	Aug. 10, 2015	1.71%	3.51%	5.29%	Aug. 10, 2015	25.02%	14.51%	14.54%	20.12%	6.87%	6.84%	5.25%	2.46%	2.19%	14.89%	[1]	8.77%	[1]	8.56%	[1]	16.52%	8.95%	8.39%	Feb. 09, 2017	15.34%	8.00%	7.67%	9.84%	6.86%	6.58%

[1]	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.